SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of supplementary financial statement information [Abstract]
Government institutions	$ 1,337	$ 446
Other	2	140
Other receivables	$ 1,339	$ 586